Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Mar. 31, 2016	Mar. 31, 2026	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000153990 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		International Growth Fund (Class R6/JIGTX)
Accumulated Value	$ 1,000,000		$ 1,083,506.02	$ 1,380,186.751784	$ 1,334,344.331889	$ 1,234,053.997803	$ 1,910,147.670872	$ 1,755,669.65449	$ 1,598,414.604444	$ 1,811,225.015369	$ 1,958,888.883983	$ 2,375,924.436927
C000153989 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		International Growth Fund (Class R4/JIGIX)
Accumulated Value	10,000		10,803.513	13,724.826669	13,240.50279	12,211.934324	18,862.903873	17,295.878886	15,708.612212	17,755.278343	19,151.540293	23,177.75482
C000153988 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		International Growth Fund (Class R2/JHIGX)
Accumulated Value	10,000		10,782.5206	13,664.891283	13,144.823695	12,095.429567	18,629.911608	17,037.907415	15,434.409804	17,401.867977	18,725.950531	22,606.701164
C000156262 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		International Growth Fund (Class NAV/JIGHX)
Accumulated Value	10,000		10,836.7297	13,798.841288	13,347.916681	12,345.801013	19,109.345628	17,565.047174	15,995.237654	18,123.324847	19,598.674767	23,779.915622
C000003788 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		International Growth Fund (Class I/GOGIX)
Accumulated Value	250,000		270,581.36	344,287.354473	332,406.397243	307,125.770523	474,864.01501	435,950.851174	396,549.342955	448,876.063056	484,926.561022	587,625.651362
C000003787 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		International Growth Fund (Class C/GONCX)
Accumulated Value	10,000		10,713.253	13,493.975842	12,903.894534	11,803.60048	18,066.434733	16,423.06558	14,787.626655	16,572.401509	17,725.379444	21,263.829054
C000003785 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		International Growth Fund (Class A/GOIGX)
Accumulated Value	9,500		10,250.388945	12,999.857537	12,520.299162	11,534.824913	17,776.207016	16,272.295106	14,757.31205	16,651.475623	17,933.360001	21,666.297023
C000003791 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		International Growth Fund (Class 1/GOIOX)
Accumulated Value	10,000		10,831.0072	13,785.913053	13,327.75643	12,321.58199	19,059.321328	17,514.776227	15,937.076361	18,057.210332	19,511.451919	23,661.217754
C000043689 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Global Shareholder Yield Fund (Class A/JGYAX)
Accumulated Value	9,500		10,167.01077	10,649.11761	11,166.222894	9,160.603332	12,844.915913	14,135.493682	13,784.806219	15,784.433517	17,873.532652	22,138.384
C000043691 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Global Shareholder Yield Fund (Class C/JGYCX)
Accumulated Value	10,000		10,624.7044	11,044.576887	11,493.512762	9,357.169525	13,027.36834	14,225.134809	13,777.158713	15,652.36875	17,585.781895	21,606.465284
C000043686 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Global Shareholder Yield Fund (Class I/JGYIX)
Accumulated Value	250,000		268,296.0725	281,672.324662	296,033.410669	243,437.950925	342,397.724908	377,585.678875	369,211.579913	423,911.346191	481,317.607213	597,378.333114
C000113315 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Global Shareholder Yield Fund (Class R2/JGSRX)
Accumulated Value	10,000		10,697.6988	11,185.962848	11,709.202144	9,589.505888	13,443.363173	14,763.827169	14,390.658888	16,452.07055	18,599.750821	22,996.891687
C000106446 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Global Shareholder Yield Fund (Class R6/JGRSX)
Accumulated Value	1,000,000		1,075,467.07	1,129,259.921718	1,189,202.845179	978,812.526498	1,377,381.336317	1,520,696.294146	1,488,468.040721	1,711,108.446232	1,943,576.491298	2,413,974.226092
C000104499 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Disciplined Value Fund (Class R6/JDVWX)
Accumulated Value	1,000,000		1,189,659.68	1,342,384.073496	1,352,538.403582	1,073,114.356897	1,778,571.343367	2,024,389.627377	1,918,814.631237	2,452,687.750068	2,537,179.335714	3,034,761.026663
C000076627 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Disciplined Value Fund (Class R5/JDVVX)
Accumulated Value	10,000		11,888.1166	13,401.231682	13,501.478926	10,701.469048	17,728.864475	20,179.006133	19,108.193451	24,422.641411	25,240.257227	30,187.790862
C000076626 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Disciplined Value Fund (Class R4/JDVFX)
Accumulated Value	10,000		11,863.2815	13,350.981843	13,420.555011	10,619.975601	17,558.93236	19,943.907885	18,843.657133	24,036.322513	24,794.969663	29,593.031597
C000111293 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Disciplined Value Fund (Class R2/JDVPX)
Accumulated Value	10,000		11,832.1376	13,286.944353	13,319.324504	10,512.06562	17,338.359992	19,641.730775	18,516.196748	23,555.588556	24,240.648671	28,855.068494
C000078799 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Disciplined Value Fund (Class NAV/JDVNX)
Accumulated Value	10,000		11,895.4894	13,424.260941	13,527.18381	10,735.109494	17,788.963688	20,248.417244	19,194.822845	24,544.877001	25,382.302796	30,369.204692
C000069766 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Disciplined Value Fund (Class I/JVLIX)
Accumulated Value	250,000		297,005.01	334,742.763576	336,897.804014	266,934.28422	441,991.608303	502,665.365445	475,894.775331	607,604.093881	627,672.710258	750,161.771766
C000069764 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Disciplined Value Fund (Class C/JVLCX)
Accumulated Value	10,000		11,760.503	13,122.67114	13,077.183238	10,264.648592	16,823.589881	18,936.290915	17,750.291321	22,436.451479	22,952.348513	27,157.703744
C000069762 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Disciplined Value Fund (Class A/JVLAX)
Accumulated Value	9,500		11,257.68601	12,656.069947	12,712.551962	10,043.905214	16,591.563985	18,818.432933	17,765.522792	22,635.949215	23,329.771164	27,813.413734
C000088535 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Disciplined Value Mid Cap Fund (Class A/JVMAX)
Accumulated Value	9,500		11,396.180525	12,552.642702	12,178.595917	9,736.051361	16,702.384113	18,524.47726	17,500.993593	21,904.601476	21,722.774884	24,805.496227
C000105879 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Disciplined Value Mid Cap Fund (Class C/JVMCX)
Accumulated Value	10,000		11,899.4632	13,012.489367	12,528.623463	9,943.588575	16,923.86525	18,636.180642	17,476.7411	21,704.081474	21,365.413591	24,211.358469
C000088536 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Disciplined Value Mid Cap Fund (Class I/JVMIX)
Accumulated Value	250,000		300,621.6775	332,069.236201	322,802.312854	258,759.673613	444,986.953573	494,970.958608	468,682.328339	588,003.140583	584,631.042532	669,276.970798
C000113318 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Disciplined Value Mid Cap Fund (Class R2/JVMSX)
Accumulated Value	10,000		11,975.857	13,177.320123	12,762.938472	10,192.012988	17,451.906245	19,333.462225	18,241.501898	22,789.655019	22,569.433113	25,744.635929
C000128515 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Disciplined Value Mid Cap Fund (Class R4/JVMTX)
Accumulated Value	10,000		12,008.8583	13,240.729386	12,857.233242	10,290.962016	17,668.707667	19,622.155039	18,559.129303	23,245.000814	23,078.251871	26,390.743058
C000106449 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Disciplined Value Mid Cap Fund (Class R6/JVMRX)
Accumulated Value	1,000,000		1,203,545.53	1,330,585.838596	1,295,217.829149	1,039,745.943053	1,788,969.162744	1,992,143.285041	1,888,262.116821	2,371,526.947524	2,360,427.442521	2,706,048.687606
C000153996 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Growth Fund (Class R6/JSGTX)
Accumulated Value	1,000,000		1,148,706.24	1,404,440.263467	1,582,584.64887	1,588,660.048904	2,414,188.290603	2,665,919.711217	2,375,109.752322	3,482,108.292276	3,692,353.638328	4,349,714.802856
C000153995 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Growth Fund (Class R4/JHSGX)
Accumulated Value	10,000		11,459.5266	13,986.412607	15,715.350834	15,741.84723	23,862.544846	26,314.319436	23,385.192807	34,232.129893	36,208.283314	42,552.972813
C000153994 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Growth Fund (Class R2/JSGRX)
Accumulated Value	10,000		11,430.4316	13,908.493733	15,595.15521	15,576.136762	23,556.86669	25,887.802395	22,946.462647	33,475.109949	35,316.792666	41,411.925083
C000107857 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Growth Fund (Class NAV/JSGBX)
Accumulated Value	10,000		11,480.5989	14,040.468793	15,822.850706	15,884.603811	24,145.784214	26,675.821981	23,753.254137	34,831.456186	36,935.226679	43,529.242411
C000107856 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Growth Fund (Class I/JSGIX)
Accumulated Value	250,000		286,741.2975	350,180.82819	394,114.451862	395,120.961055	599,951.694924	661,923.71725	588,810.456476	862,614.926168	913,728.638797	1,075,278.000261
C000145658 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Growth Fund (Class C/JSGCX)
Accumulated Value	10,000		11,352.7883	13,731.265793	15,301.617701	15,195.62416	22,838.180363	24,950.292052	21,974.849464	31,865.634716	33,414.468353	38,927.987618
C000107855 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Growth Fund (Class A/JSGAX)
Accumulated Value	9,500		10,862.51736	13,242.626133	14,860.438305	14,869.594415	22,508.28588	24,771.614445	21,991.643547	32,125.576744	33,942.712447	39,841.880178
MSCI ACWI ex USA C000153990 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,131,342.92	1,318,333.981727	1,262,753.561574	1,066,110.063582	1,592,907.850205	1,569,264.446417	1,489,689.9024	1,687,193.674918	1,789,873.38	2,235,817.952095
MSCI ACWI ex USA C000003788 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		282,835.73	329,583.495432	315,688.390394	266,527.515896	398,226.962552	392,316.111605	372,422.475601	421,798.418731	447,468.345002	558,954.488026
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Accumulated Value	10,000		11,313.4292	13,183.339817	12,627.535615	10,661.100635	15,929.078501	15,692.644463	14,896.899023	16,871.936748	17,898.733799	22,358.17952
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Accumulated Value	10,000		11,476.6702	13,036.320874	13,559.550038	12,150.751841	18,716.212298	20,610.340709	19,163.045692	23,974.579665	25,661.998808	30,511.708044
MSCI World C000106446 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,147,667.02	1,303,632.087374	1,355,955.003777	1,215,075.184035	1,871,621.229701	2,061,034.070781	1,916,304.56908	2,397,457.96634	2,566,199.880656	3,051,170.804198
MSCI World C000043686 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		286,916.755	325,908.021843	338,988.750944	303,768.796009	467,905.307426	515,258.517696	479,076.142271	599,364.491586	641,549.970165	762,792.701051
Russell 1000 C000104499 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,174,280.56	1,338,428.871159	1,462,914.976032	1,345,499.079392	2,160,699.284166	2,447,424.597743	2,242,000.283348	2,911,639.605198	3,139,353.493954	3,696,412.18189
Russell 1000 C000069766 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		293,570.14	334,607.21779	365,728.744008	336,374.769848	540,174.821042	611,856.149436	560,500.070837	727,909.9013	784,838.373489	924,103.045473
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Accumulated Value	10,000		11,742.8056	13,384.288712	14,629.149761	13,454.990795	21,606.992843	24,474.245979	22,420.002835	29,116.396054	31,393.534942	36,964.121822
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Accumulated Value	10,000		11,806.6553	13,437.545551	14,615.556044	13,281.818885	21,586.723342	24,160.809069	22,087.765262	28,557.988234	30,619.588833	36,157.296102
Russell 3000 C000106449 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,180,665.53	1,343,754.555142	1,461,555.604471	1,328,181.888561	2,158,672.334268	2,416,080.906988	2,208,776.526293	2,855,798.823555	3,061,958.883511	3,615,729.610486
Russell 3000 C000088536 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		295,166.3825	335,938.638786	365,388.901118	332,045.47214	539,668.083567	604,020.226747	552,194.131573	713,949.705888	765,489.720877	903,932.402621
MSCI EAFE C000153990 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,116,743.09	1,282,040.029618	1,234,426.383419	1,056,915.054762	1,527,945.990451	1,545,717.255236	1,524,432.311288	1,757,915.37021	1,843,733.14212	2,235,876.006624
MSCI ACWI ex USA Growth C000153990 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,096,300.59	1,314,672.98956	1,274,638.409921	1,181,511.568691	1,764,708.242877	1,656,014.762191	1,550,820.415418	1,724,749.499927	1,744,631.239332	2,072,169.093288
MSCI EAFE C000003788 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		279,185.7725	320,510.007404	308,606.595854	264,228.76369	381,986.497612	386,429.313808	381,108.077821	439,478.842551	460,933.285528	558,969.001654
MSCI ACWI ex USA Growth C000003788 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		274,075.1475	328,668.24739	318,659.60248	295,377.892173	441,177.06072	414,003.690549	387,705.103856	431,187.374984	436,157.809835	518,042.273324
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Accumulated Value	10,000		11,167.4309	12,820.400296	12,344.263834	10,569.150547	15,279.459904	15,457.172552	15,244.323113	17,579.153702	18,437.331421	22,358.760066
MSCI ACWI ex USA Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Growth Index
Accumulated Value	10,000		10,963.0059	13,146.729896	12,746.3841	11,815.115688	17,647.08243	16,560.147623	15,508.204155	17,247.495	17,446.312394	20,721.690934
Russell 1000 Value C000104499 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,192,225.67	1,275,064.311282	1,347,420.436757	1,116,087.198178	1,742,071.656782	1,945,351.054311	1,830,311.669225	2,201,283.869032	2,359,339.484831	2,733,662.213115
Russell 1000 Value C000069766 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		298,056.4175	318,766.07782	336,855.109189	279,021.799544	435,517.914195	486,337.763577	457,577.917305	550,320.967257	589,834.871207	683,415.553278
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Accumulated Value	10,000		11,922.2567	12,750.643113	13,474.204368	11,160.871982	17,420.716568	19,453.510543	18,303.116692	22,012.83869	23,593.394848	27,336.622131
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap Value Index
Accumulated Value	10,000		11,981.5483	12,760.550469	13,129.561216	9,961.295947	17,308.68279	19,291.376307	17,513.187137	21,085.021268	21,563.608237	25,364.140495
Russell Midcap Value C000106449 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,198,154.83	1,276,055.046914	1,312,956.121606	996,129.594664	1,730,868.278962	1,929,137.63061	1,751,318.713602	2,108,502.126718	2,156,360.82365	2,536,414.04948
Russell Midcap Value C000088536 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		299,538.7075	319,013.761729	328,239.030402	249,032.398666	432,717.06974	482,284.407652	437,829.6784	527,125.531679	539,090.205912	634,103.512369
Russell 1000 Growth C000107856 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		289,392.075	350,897.423512	395,630.406042	399,236.145956	649,731.436125	747,042.752884	665,604.171055	925,166.528245	996,988.427052	1,184,545.469137
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Accumulated Value	10,000		11,575.683	14,035.89694	15,825.216241	15,969.445838	25,989.257445	29,881.710115	26,624.166842	37,006.66113	39,879.537082	47,381.818765
Russell 1000 Growth C000153996 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 1,000,000		$ 1,157,568.3	$ 1,403,589.69405	$ 1,582,521.62417	$ 1,596,944.583826	$ 2,598,925.744501	$ 2,988,171.011536	$ 2,662,416.684218	$ 3,700,666.112976	$ 3,987,953.708206	$ 4,738,181.876548